Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Investments	$ 67,891	$ 0
Fixed time or certificates of deposit maturity	90 days
Fair value, inputs, level 3 [Member] | Senior Notes [Member]
Fair value of our senior notes	$ 1,900
Money market funds [Member] | Fair value, inputs, level 1 [Member]
Cash Equivalents, at Carrying Value	217,400
Money market funds [Member] | Fair Value, Inputs, Level 2 [Member]
Short-Term Investments	$ 67,900
Korean market government bonds [Member] | Fair value, inputs, level 1 [Member]
Cash Equivalents, at Carrying Value		$ 242,100